Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes
Income Taxes

Note 9:   Income Taxes

The provision for income taxes includes these components:

	2019	2018
	(In thousands)

Taxes currently payable	$557	$425
Deferred income taxes	42	375
Income tax expense	$599	$800

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2019	2018
	(In thousands)

Computed at the statutory rate (21%)	$1,556	$1,067
(Decrease) increase resulting from
Tax exempt interest	(780)	(262)
Earnings on bank-owned life insurance - net	(112)	(121)
Deferred tax re-valuation	—	—
Low income housing credit	(74)	(73)
Merger related expenses	—	55
Other	9	134
Actual tax expense	$599	$800

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2019	2018
	(In thousands)
Deferred tax assets
Allowance for loan losses	$326	$292
Stock based compensation	138	282
Allowance for losses on foreclosed real estate	—	11
Deferred compensation and ESOP	494	521
Intangible assets	—	54
Non-accrual loan interest	8	11
Other	13	—
Total deferred tax assets	979	1,171

Deferred tax liabilities
Depreciation	(266)	(208)
Deferred loan costs, net	(73)	(97)
FHLB stock dividends	(321)	(321)
Unrealized gains on securities available for sale	(1,762)	(138)
Prepaid expenses	(48)	(163)
Intangibles	(138)	(280)
Employee benefit expense	(107)	(183)

Total deferred tax liabilities	(2,715)	(1,390)
Net deferred tax (liability) asset	$(1,736)	$(219)